Reverse Take-over and Related Transactions - Schedule of Consideration Paid and Assets Acquired (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		May 27, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
33,282,236 common shares deemed issued to the Company's existing shareholders		$ 21,737
2,425,000 share options deemed issued to the Company's existing optionholders		1,108
Transaction costs		1,102
Total consideration transferred in relation to asset acquisition		23,947
Net assets		455
Listing expenses		$ 23,492	$ 0	$ 23,492
Share options deemed issued (in shares) | shares		2,425,000
Average expected life of share options			3 years 3 months 18 days
Fair value of share options (in dollars per share) | $ / shares		$ 4.57
Share Options
Disclosure of classes of share capital [line items]
Average expected life of share options		4 years 2 months 12 days
Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments		0.004
Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments		0.41
Weighted average | Dividend Yield, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments		0.022
Common shares
Disclosure of classes of share capital [line items]
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: Common shares (in shares) | shares	[1]	3,328,087

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.